Property, Plant and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Jul. 31, 2025	Jul. 31, 2024
Schedule of Property and Equipment, Net [Abstract]
Furniture, fixtures and equipment		$ 209,290
Less: accumulated depreciation		(149,243)
Property and equipment, net		$ 60,047